Summary of Accounting Policies - Summary of Adjustment of Derivative Financial Liability (Details) - USD ($)	2 Months Ended	12 Months Ended
	Feb. 29, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Fair value loss on derivatives - investor options	$ 5,600,000
Loss before tax		$ (229,654,301)	$ (148,447,435)	$ (99,116,657)
Contributed equity		466,084,145	320,883,552
Accumulated losses		(579,704,543)	(359,462,438)
Total equity		$ (75,810,077)	$ (5,853,178)	$ 47,977,144	$ 135,285,768
Basic loss per share (cents)		$ (0.3451)	$ (0.322)	$ (0.264)
Diluted loss per share (cents)		$ (0.3451)	$ (0.322)	$ (0.264)
As previously reported
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Loss before tax	101,223,489
Contributed equity	374,320,334
Accumulated losses	(455,647,868)
Total equity	$ (46,913,724)
Basic loss per share (cents)	$ (0.1623)
Diluted loss per share (cents)	$ (0.1623)
Adjustment
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Fair value loss on derivatives - investor options	$ 5,499,738
Loss before tax	5,499,738
Derivative financial liabilities - investor options	(8,662,603)
Contributed equity	(3,162,865)
Accumulated losses	(5,499,738)
Total equity	$ (8,662,603)
Basic loss per share (cents)	$ (0.0095)
Diluted loss per share (cents)	$ (0.0095)
As adjusted
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Fair value loss on derivatives - investor options	$ 5,499,738
Loss before tax	106,723,227
Derivative financial liabilities - investor options	(8,662,603)
Contributed equity	371,157,469
Accumulated losses	(461,147,606)
Total equity	$ (55,576,327)
Basic loss per share (cents)	$ (0.1718)
Diluted loss per share (cents)	$ (0.1718)